Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
1. Nature of Business
Inhibikase Therapeutics, Inc. (the “Company,” “we” or “our”) is a clinical-stage pharmaceutical company developing therapeutics for Parkinson’s disease, or PD, and related disorders. The Company’s multi-therapeutic pipeline has a primary focus on neurodegeneration and its lead program
IkT-148009,
an Abelson Tyrosine Kinase (c-Abl) inhibitor, targets the treatment of Parkinson’s disease inside and outside the brain as well as other diseases that arise from Abelson Tyrosine Kinases. In 2021, we commenced clinical development of
IkT-148009,
a small molecule Abelson Tyrosine Kinase inhibitor we believe can modify the course of Parkinson’s disease including its manifestation in the gastrointestinal tract, or GI. The U.S. Food and Drug Administration (“FDA”) review of the Phase 1/1b data and the protocol for the Phase 2a three-month dosing study resulted in the FDA agreeing with the Company’s view that it was appropriate for the Phase 2a study to begin, prompting the Company to initiate the Phase 2 study, the 201 trial, at the end of May 2022. We have opened 16 of 34 selected sites as of November 1, 2022, and 11 patients have randomized into the trial of 120 patients planned to be enrolled, with no serious adverse events observed to date. In October 2022, an Investigational New Drug Application (“IND”) to expand use of
IkT-148009
into the
Parkinson’s-related
disease Multiple System Atrophy (“MSA”) was filed with the FDA. In November 2022, following review of the IND for
IkT-148009
as a treatment for MSA, the FDA notified the Company that it was placing the
IkT-148009
programs for Parkinson’s disease and MSA on clinical hold. The FDA indicated it will provide an official clinical hold letter to Inhibikase within 30 days to explain the basis of this decision.
The Company is also developing platform technologies for alternate ways to deliver protein kinase inhibitors in patients. Our first example of this technology is
IkT-001Pro,
a prodrug of the anticancer agent Imatinib mesylate to treat Stable phase Chronic Myelogenous Leukemia (“SP CML”). Pursuant to its IND which was cleared by the FDA in August 2022,
IkT-001Pro
will be evaluated in a
two-part
dose finding/dose equivalence study in up to 56 healthy volunteers. The study is designed to evaluate the steady-state pharmacokinetics of
IkT-001Pro
and determine the dose of
IkT-001Pro
equivalent to 400 mg Imatinib mesylate, the
standard-of-care
dose for
SP-CML.
Following the study, Inhibikase will confer with the FDA and seek agreement on the requirements for the New Drug Application (“NDA”) process following the proposed approval path for
IkT-001Pro
under the 505(b)(2) statute. The Company will simultaneously pursue a superiority study comparing the selected does of
IkT-001Pro
to
standard-of-care
400 mg Imatinib mesylate in
SP-CML
patients using a novel,
two-period-wait-list-crossover-switching
study.

1. Nature of Business
Inhibikase Therapeutics, Inc. (the “Company”), incorporated on June 3, 2010 as a Delaware corporation with its headquarters in Atlanta, Georgia, is developing therapeutics for neurodegenerative disease inside and outside of the brain. The Company filed two Investigational New Drug Applications, or INDs, for its lead programs in neurodegenerative disease with the U.S. Food and Drug Administration, or FDA, in the first quarter of 2019.
The Company’s registration statement on Form
S-1
filed during 2020 in connection with its initial public offering (“IPO”) was declared effective on December 22, 2020 by the Securities and Exchange Commission (the “SEC”), and the Company’s common stock began trading on the Nasdaq Capital Market on December 23, 2020. On December 28, 2020, the Company completed its IPO, in which the Company sold and issued 1,800,000 shares of its common stock at a price to the public of $10.00 per share. The Company received aggregate net proceeds of approximately $14.6 million after deducting offering costs, underwriting discounts and commissions of $3.4 million. On June 18, 2021, the Company issued and sold 15,000,000 fully paid non-assessable
shares of its common stock at a public offering price of $3.00 per share (the “June 2021 Offering”). Proceeds from the June 2021 Offering were $41.1 million after deducting offering costs, underwriting discounts and commissions of approximately $3.9 million.
The Company utilizes small molecule, oral protein kinase inhibitors to treat Parkinson’s Disease, or PD, and its GI complications. The Company has shown in animal models of progressive PD that its lead clinical candidate,
IkT-148009,
is a brain penetrant Abelson tyrosine kinase, or
c-Abl,
inhibitor that halts disease progression and reverses functional loss in the brain and reverses neurological dysfunction in the GI tract. The ability to halt progression and restore function was shown in animal models of progressive disease that mimic the rate of disease progression and the extent of functional loss in the brain and/or the GI tract as found in patients with PD.
Historically, the multi-decade failures in the treatment of neurodegenerative diseases such as PD result from a lack of understanding of the biochemistry of the disease processes involved. Neurodegeneration is marked by a progressive degeneration and loss of function of neurons which send and receive signals from the brain. Historically, the cause of a neurodegenerative disease was thought to be a “plaque” made up of a misfolded and/or aggregated protein(s). The Company has taken a different approach, by identifying the proteins that become dysfunctional in a disease pathway and seeking to understand how a dysfunctional protein causes disease. Using this strategy, the Company believes it has discovered at least one enzyme,
c-Abl,
that plays a pivotal role in the disease process for PD,
c-Abl.
The Company has developed a novel protein kinase inhibitor against
c-Abl,
which it believes can alter the disease course for PD.
In addition to programs in PD, our platform drug discovery and delivery technologies have identified additional opportunities, including a potential treatment for bacterial or viral infections in the brain using a single agent at fixed dose, and an oncology opportunity in stable-phase Chronic Myelogenous Leukemia, or CML. Our product for CML,
IkT-001Pro,
is a prodrug of the anticancer agent Imatinib. A prodrug is a compound that, after administration, is metabolized by the body into a pharmacologically active drug. Imatinib is an FDA designated Orphan Drug and is the standard-of-care
treatment for stable-phase CML. In the United States, orphan drug designation entitles a party to incentives such as opportunities for grant funding towards clinical trial costs, tax advantages, and user-fee
waivers. We plan to submit an IND to initiate clinical development for
IkT-001Pro
in the second quarter of 2022. We intend to submit a new drug application, or NDA, for
IkT-001Pro
pursuant to Section 505(b)(2) of the Federal Food, Drug and Cosmetic Act, which specifies the requirements for approval. This pathway would allow us to rely, in part, on data in the public domain or the FDA’s prior conclusions regarding the safety and effectiveness of an approved compound. Consistent with FDA guidance on the 505(b)(2) pathway, we will seek input from the FDA as to what should be included in the application prior to submission of the 505(b)(2) application. Pursuit of this oncology opportunity will seek to validate the pharmacology advantage of our prodrug technology in a well understood patient population with an approved drug substance. If we are able to validate
IkT-001Pro
in oncology, we will evaluate whether the pharmacology advantages we discover about
IkT-001Pro
could be applied to novel drug substances, such as
IkT-148009.
Liquidity
The Company has recognized recurring losses. At December 31, 2021, the Company had working capital of $38,415,549, an accumulated deficit of $29,817,687, cash of $40,750,133 and accounts payable and accrued expenses of $3,805,539. At December 31, 2021, the Company had active grants in the amount of $385,888, all of which remained available in accounts held by the U.S. Treasury as of March 14, 2022.
The future success of the Company is dependent on its ability to successfully obtain additional working capital, obtain regulatory approval for and successfully launch and commercialize its product candidates and to ultimately attain profitable operations. Historically, the Company has funded its operations primarily through cash received in connection with revenue from its various grant programs. In addition, in June 2021 and December 2020, the Company raised approximately $41.1 million and $14.6 million in working capital from its underwritten public offering (the “June 2021 Offering”) and its initial public offering (“IPO”), respectively.
The Company is subject to a variety of risks similar to other early-stage life science companies including, but not limited to, the successful development, regulatory approval, and market acceptance of the Company’s product candidates, development by its competitors of new technological innovations, protection of proprietary technology, and raising additional working capital. The Company has incurred significant research and development expenses and general and administrative expenses related to its product candidate programs. The Company anticipates costs and expenses to increase in the future as the Company continues to develop its product candidates.
The Company may seek to fund its operations through additional public equity, private equity, or debt financings, as well as other sources. However, the Company may be unable to raise additional working capital, or if it is able to raise additional capital, it may be unable to do so on commercially favorable terms. The Company’s failure to raise capital or enter into such other arrangements if and when needed would have a negative impact on the Company’s business, results of operations and financial condition and the Company’s ability to continue to develop its product candidates.
The Company estimates that its working capital at December 31, 2021 is sufficient to fund its normal operations into the third quarter of 2023.
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.